Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Research and development	$ 387	$ 2,085
Prepaid insurance	280	95
Other	963	258
Total	$ 1,630	$ 2,438